COMMITMENT AND CONTINGENCY (Purchase Obligations and Sales Tax) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Recorded Unconditional Purchase Obligation [Line Items]
2014	$ 14,785,011
2015	655,770
2016	78,465
2017	27,924
2018 and thereafter	3,795
Potential additional business tax, amount	$ 4,566,562
Minimum [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Sales tax	3.00%
Maximum [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Sales tax	5.00%